Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounts Payable And Accrued Expenses [Abstract]
Trade payables	$ 14,064	$ 12,668
Accounts payable to related parties (note 22.2)	0	27
Social charges	5,537	7,048
Profit-sharing	9,484	7,203
Provision for vacation and benefits	5,506	4,333
Others	56	235
Total	34,647	31,514
Current	34,136	29,537
Non-current	$ 511	$ 1,977